AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.   2450 South Shore Boulevard, League
City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Allan W. Matthews
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                      Gordon D. Dixon, Vice President and
           Portfolio Manager, Growth, Managed and Balanced Portfolios
                       Terry E. Frank, Vice President and
                   Portfolio Manager, Money Market Portfolio
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                           Tait, Weller & Baker, CPA
                         8 Penn Center Plaza, Suite 800
                          Philadelphia, PA 19103-2108

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AUTO & TRUCK MANUFACTURERS--2.24%
DaimlerChrysler AG *                                   1,247  $   119,790
Ford Motor Company                                     1,500       88,031
General Motors Corporation                             2,000      143,125
                                                              -----------
                                                                  350,946
BANKS--5.32%
Banc One Corporation                                   3,300      168,506
BankAmerica Corporation                                2,000      120,250
Comerica, Incorporated                                 1,350       92,053
Dime Bancorp, Incorporated                             7,000      185,062
First Union Corporation                                1,600       97,300
Morgan (J.P.) & Company                                  500       52,531
Wells Fargo Company                                    3,000      119,813
                                                              -----------
                                                                  835,515
BEVERAGES--2.51%
Anheuser-Busch Companies, Incorporated                 6,000      393,750

CHEMICALS--2.33%
Cabot Corporation                                        800       22,350
Hercules, Incorporated                                 2,600       71,175
Monsanto Company                                       3,500      166,250
Praxair, Incorporated                                  3,000      105,750
                                                              -----------
                                                                  365,525
COMMUNICATION EQUIPMENT--4.48%
Ascend Communications, Incorporated *                  4,500      295,875
Lucent Technologies, Incorporated                      2,800      308,000
Northern Telecom Limited                               2,000      100,250
                                                              -----------
                                                                  704,125
COMPUTER RELATED--2.38%
Cisco Systems, Incorporated*                           2,550      236,672
Sun Microsystems, Incorporated*                        1,600      137,000
                                                              -----------
                                                                  373,672
COMPUTER SOFTWARE--9.26%
BMC Software, Incorporated*                            3,200      142,600
HBO & Company                                          4,000      114,750
MAPICS, Incorporated*                                  5,000       82,500
Microsoft Corporation*                                 3,900      540,881
Network Associates, Incorporated*                      3,000      198,750
Novell, Incorporated*                                 12,000      217,500
Synopsys, Incorporated*                                2,900      157,325
                                                              -----------
                                                                1,454,306
CONSTRUCTION--0.55%
Centex Corporation                                     1,900       85,619
COSMETICS/TOILETRIES--1.16%
Procter & Gamble Company                               2,000      182,625

COMMON STOCK                                         SHARES      VALUE

DIVERSIFIED--2.19%
AlliedSignal, Incorporated                             3,200  $   141,800
Coltec Industries, Incorporated*                       5,600      109,200
U.S. Industries, Incorporated                          5,000       93,125
                                                              -----------
                                                                  344,125
DRUGS--7.61%
Bristol-Myers Squibb Company                           2,000      267,625
Merck & Company, Incorporated                          1,000      147,687
Pfizer, Incorporated                                   3,200      401,400
Schering-Plough Corporation                            4,800      265,200
Warner-Lambert Company                                 1,500      112,781
                                                              -----------
                                                                1,194,693
ELECTRICAL EQUIPMENT--3.00%
General Electric Company                               3,700      377,631
York International Corporation                         2,300       93,869
                                                              -----------
                                                                  471,500
ELECTRONICS/INSTRUMENTS--0.77%
Avnet, Incorporated                                    2,000      121,000

ENVIRONMENTAL--0.47%
Waste Management, Incorporated                         1,595       74,367

EXPLORATION & DRILLING--1.07%
Global Marine Incorporated*                            2,500       22,969
Tidewater, Incorporated                                3,500       81,156
Union Pacific Resources Group, Incorporated            7,000       63,438
                                                              -----------
                                                                  167,563
FINANCIAL SERVICES--2.30%
Associates First Capital Corporation                     786       33,307
Countrywide Credit Industries, Incorporated            3,000      150,563
Morgan Stanley, Dean Witter, Discover and Company      1,000       71,000
Reliance Group Holdings, Incorporated                  8,200      105,575
                                                              -----------
                                                                  360,445
FOOD PRODUCERS--3.44%
ConAgra, Incorporated                                  3,000       94,500
IBP, Incorporated                                      2,500       72,812
Interstate Bakeries Corporation                        4,500      118,969
McCormick & Company, Incorporated                      2,000       67,625
Tyson Foods, Incorporated                              3,600       76,500
Universal Foods Corporation                            4,000      109,750
                                                              -----------
                                                                  540,156
FOOD RETAILERS--1.96%
Albertson's, Incorporated                              1,300       82,794
Safeway, Incorporated*                                 3,700      225,469
                                                              -----------
                                                                  308,263
FURNITURE/APPLIANCES--0.35%
Whirlpool Corporation                                  1,000       55,375

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
INSURANCE COMPANIES--3.76%
American General Corporation                           2,000  $   156,000
CIGNA Corporation                                      2,100      162,356
Citigroup, Incorporated                                5,500      272,250
                                                              -----------
                                                                  590,606
LEISURE TIME--0.63%
Brunswick Corporation                                  4,000       99,000

MACHINERY/EQUIPMENT--1.97%
Deere & Company                                        2,000       66,250
Flowserve Corporation                                  3,500       57,969
Foster Wheeler Corporation                             1,000       13,187
Pall Corporation                                       6,800      172,125
                                                              -----------
                                                                  309,531
MEDICAL PRODUCTS/SUPPLIES--3.68%
Abbott Laboratories                                    2,000       98,000
Beckman Coulter, Incorporated                          2,000      108,500
Bergen Brunswig Corporation (Class A)                  5,000      174,375
Biomet, Incorporated                                   4,900      197,225
                                                              -----------
                                                                  578,100
MEDICAL SERVICES--2.63%
Aetna, Incorporated                                    2,000      157,250
PacifiCare Health Systems, Incorporated (Class B)*     1,600      127,200
United Healthcare Corporation                          3,000      129,188
                                                              -----------
                                                                  413,638
METALS & MINING--0.50%
Kinross Gold Corporation*                             33,616       77,737

NATURAL GAS--1.09%
Enron Corporation                                      3,000      171,188

OIL DOMESTIC--2.05%
Amoco Corporation                                      2,000      120,750
Kerr-McGee Corporation                                 2,100       80,325
Murphy Oil Corporation                                   800       33,000
Unocal Corporation                                     3,000       87,563
                                                              -----------
                                                                  321,638
OIL INTERNATIONAL--4.01%
Chevron Corporation                                    1,000       82,937
Elf Aquitaine ADR                                      3,000      169,875
Royal Dutch Petroleum Company                          5,000      239,375
Schlumberger Limited                                   3,000      138,375
                                                              -----------
                                                                  630,562
PAPER/FOREST PRODUCTS--0.53%
Caraustar Industries, Incorporated                     2,900       82,831
COMMON STOCK                                         SHARES      VALUE

PHOTOGRAPHY/IMAGING--2.63%
Xerox Corporation                                      3,500  $   413,000

PRINTING/PUBLISHING--0.44%
Banta Corporation                                      2,500       68,438

PROFESSIONAL SERVICE--0.97%
Service Corporation International                      4,000      152,250

RETAIL - GENERAL--2.30%
Federated Department Stores, Incorporated*             2,600      113,262
J. C. Penney Company, Incorporated                     5,300      248,437
                                                              -----------
                                                                  361,699
RETAIL - SPECIALTY--2.49%
Group 1 Automotive, Incorporated*                     10,000      260,000
Officemax, Incorporated*                               4,300       52,675
Tiffany & Company                                      1,500       77,812
                                                              -----------
                                                                  390,487
SEMICONDUCTORS--2.34%
Intel Corporation                                      3,100      367,544

STEEL--1.52%
Allegheny Teledyne, Incorporated                       4,000       81,750
LTV Corporation                                       15,000       87,187
USX-U. S. Steel Group                                  3,000       69,000
                                                              -----------
                                                                  237,937
TELECOM - CELLULAR--0.64%
U S West, Incorporated                                 1,554      100,427

TELEPHONE--1.36%
Alltel Corporation                                     2,000      119,625
MediaOne Group, Incorporated*                          2,000       94,000
                                                              -----------
                                                                  213,625
TRUCKING & SHIPPING--1.25%
Republic Services, Incorporated (Class A)*             5,400       99,563
USFreightways Corporation                              3,300       96,113
                                                              -----------
                                                                  195,676
                                  TOTAL COMMON STOCK--90.18%
                                          (Cost $10,124,834)   14,159,484
                                                              -----------

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT

CHEMICAL-SPECIALTY--1.67%
Eastman Kodak Company, 5.50%, 01/12/99              $262,000      261,559

ENERGY-MISCELLANEOUS--2.11%
Penn Fuel Corporation, 6.00%, 01/04/99               332,000      331,833

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE

UTILITY - MISCELLANEOUS--5.86%
Empire District Electric Company, 6.60%, 01/08/99   $722,000  $   721,073
Orange & Rockland Utilities, Incorporated, 6.20%,
 01/06/99                                            200,000      199,828
                                                              -----------
                                                                  920,901
                                                              -----------
                               TOTAL COMMERCIAL PAPER--9.64%
                                           (Cost $1,514,293)    1,514,293
                                                              -----------
                                   TOTAL INVESTMENTS--99.82%
                                          (Cost $11,639,127)   15,673,777
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.18%       28,152
                                                              -----------
                                         NET ASSETS--100.00%  $15,701,929
                                                              -----------
                                                              -----------
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AUTO & TRUCK MANUFACTURERS--1.17%
DaimlerChrysler AG*                                      436  $    41,883
Ford Motor Company                                     1,318       77,350
General Motors Corporation                               800       57,250
                                                              -----------
                                                                  176,483
BANKS--7.14%
Banc One Corporation                                   2,750      140,422
BankAmerica Corporation                                2,000      120,250
Comerica, Incorporated                                 3,000      204,563
Dime Bancorp, Incorporated                             4,000      105,750
First Union Corporation                                2,400      145,950
Fleet Financial Group, Incorporated                    3,568      159,445
Morgan (J.P.) & Company                                  500       52,531
TCF Financial Corporation                              6,000      145,125
                                                              -----------
                                                                1,074,036
BEVERAGES--1.96%
Anheuser-Busch Companies, Incorporated                 4,500      295,312

CHEMICALS--2.10%
Goodrich (B.F.) Company                                5,000      179,375
Hercules, Incorporated                                 2,300       62,962
Praxair, Incorporated                                  2,100       74,025
                                                              -----------
                                                                  316,362
COMMUNICATIONS EQUIPMENT--4.18%
Ascend Communications, Incorporated*                   4,125      271,219
Lucent Technologies, Incorporated                      2,700      297,000
Northern Telecom Limited                               1,200       60,150
                                                              -----------
                                                                  628,369
COMPUTER RELATED--4.99%
Cisco Systems, Incorporated*                           2,550      236,672
Sun Microsystems, Incorporated*                        6,000      513,750
                                                              -----------
                                                                  750,422
COMPUTER SOFTWARE--7.32%
HBO & Company                                          2,100       60,244
MAPICS, Incorporated*                                  5,000       82,500
Microsoft Corporation*                                 3,800      527,013
Network Associates, Incorporated*                      2,850      188,813
Novell, Incorporated*                                  5,600      101,500
Synopsys, Incorporated*                                2,600      141,050
                                                              -----------
                                                                1,101,120
CONSTRUCTION--0.57%
Centex Corporation                                     1,900       85,619

DIVERSIFIED--2.06%
AlliedSignal, Incorporated                             2,900      128,506
Coltec Industries, Incorporated*                       5,000       97,500
U.S. Industries, Incorporated                          4,500       83,813
                                                              -----------
                                                                  309,819
DRUGS--2.94%
Schering-Plough Corporation                            8,000      442,000

COMMON STOCK                                         SHARES      VALUE

ELECTRICAL EQUIPMENT--3.32%
Emerson Electric Company                               1,000  $    60,500
General Electric Company                               3,500      357,219
York International Corporation                         2,000       81,625
                                                              -----------
                                                                  499,344
ELECTRIC POWER--0.97%
Allegheny Energy, Incorporated                           800       27,600
DTE Energy Company                                     2,000       85,750
UtiliCorp United, Incorporated                           900       33,019
                                                              -----------
                                                                  146,369
ELECTRONICS/INSTRUMENTS--1.01%
Avnet, Incorporated                                    2,500      151,250

ENVIRONMENTAL--0.45%
Waste Management, Incorporated                         1,450       67,606

EXPLORATION & DRILLING--1.05%
Global Marine Incorporated*                            1,600       14,700
Tidewater, Incorporated                                3,900       90,431
Union Pacific Resources Group, Incorporated            5,846       52,979
                                                              -----------
                                                                  158,110
FINANCIAL SERVICES--2.21%
Associates First Capital Corporation                     690       29,239
Countrywide Credit Industries, Incorporated            2,800      140,525
Morgan Stanley, Dean Witter, Discover and Company      1,000       71,000
Reliance Group Holdings, Incorporated                  7,100       91,412
                                                              -----------
                                                                  332,176
FOODS PRODUCERS--2.88%
ConAgra, Incorporated                                  4,000      126,000
IBP, Incorporated                                      4,500      131,062
Interstate Bakeries Corporation                        4,100      108,394
McCormick & Company, Incorporated                      2,000       67,625
                                                              -----------
                                                                  433,081
FOODS RETAILERS--2.01%
Albertson's, Incorporated                              1,500       95,531
Safeway, Incorporated*                                 3,400      207,188
                                                              -----------
                                                                  302,719
FURNITURE/APPLIANCES--0.37%
Whirlpool Corporation                                  1,000       55,375

INSURANCE COMPANIES--2.63%
CIGNA Corporation                                      1,800      139,163
Citigroup, Incorporated                                5,200      257,400
                                                              -----------
                                                                  396,563
LEISURE TIME--0.49%
Brunswick Corporation                                  3,000       74,250

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
MANAGED PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
MACHINERY/EQUIPMENT--2.29%
Aeroquip-Vickers, Incorporated                         3,000  $    89,812
Deere & Company                                        2,000       66,250
Flowserve Corporation                                  2,500       41,406
Foster Wheeler Corporation                             2,000       26,375
Pall Corporation                                       4,800      121,500
                                                              -----------
                                                                  345,343
MEDICAL PRODUCTS/SUPPLIES--4.60%
Abbott Laboratories                                    6,000      294,000
Beckman Coulter, Incorporated                          1,000       54,250
Bergen Brunswig Corporation (Class A)                  5,000      174,375
Biomet, Incorporated                                   4,200      169,050
                                                              -----------
                                                                  691,675
MEDICAL SERVICES--1.88%
Aetna Incorporated                                     1,200       94,350
PacifiCare Health Systems, Incorporated (Class B)*     1,400      111,300
United Healthcare Corporation                          1,800       77,513
                                                              -----------
                                                                  283,163
METALS & MINING--0.34%
Kinross Gold Corporation*                             22,411       51,825

NATURAL GAS--0.87%
Enron Corporation                                      2,300      131,244

OIL DOMESTIC--0.62%
Kerr-McGee Corporation                                 1,800       68,850
Murphy Oil Corporation                                   600       24,750
                                                              -----------
                                                                   93,600
OIL INTERNATIONAL--5.25%
Chevron Corporation                                    1,000       82,937
Elf Aquitaine ADR                                      1,000       56,625
Exxon Corporation                                      1,000       73,125
Royal Dutch Petroleum Company                          6,000      287,250
Schlumberger Limited                                   4,000      184,500
Texaco, Incorporated                                   2,000      105,750
                                                              -----------
                                                                  790,187
PAPER/FOREST PRODUCTS--0.73%
Caraustar Industries, Incorporated                     2,600       74,262
Weyerhaeuser Company                                     700       35,569
                                                              -----------
                                                                  109,831
PHOTOGRAPHY/IMAGING--2.35%
Xerox Corporation                                      3,000      354,000

PRINTING/PUBLISHING--0.40%
Banta Corporation                                      2,200       60,225

PROFESSIONAL SERVICE--1.97%
Service Corporation International                      7,800      296,888
COMMON STOCK                                         SHARES      VALUE

REAL ESTATE/REITS--3.04%
CenterPoint Properties Corporation                     1,800  $    60,862
Crescent Real Estate Equities Company                  5,000      115,000
Equity Office Properties Trust                        10,000      240,000
Health & Retirement Property Trust                     3,000       42,188
                                                              -----------
                                                                  458,050
RETAIL - DISCOUNT--0.41%
Kmart Corporation*                                     4,000       61,250

RETAIL - GENERAL--2.34%
Federated Department Stores, Incorporated*             2,500      108,906
J. C. Penney Company, Incorporated                     5,200      243,750
                                                              -----------
                                                                  352,656
RETAIL - SPECIALTY--0.78%
Officemax, Incorporated*                               4,100       50,225
Tiffany & Company                                      1,300       67,438
                                                              -----------
                                                                  117,663
SEMICONDUCTORS--2.21%
Intel Corporation                                      2,800      331,975

STEEL--1.54%
Allegheny Teledyne, Incorporated                       4,000       81,750
LTV Corporation                                       14,000       81,375
USX-U. S. Steel Group                                  3,000       69,000
                                                              -----------
                                                                  232,125
TELECOM - CELLULAR--0.87%
GTE Corporation                                        1,000       65,000
U S West, Incorporated                                 1,027       66,370
                                                              -----------
                                                                  131,370
TELEPHONE--1.03%
Alltel Corporation                                     1,800      107,662
MediaOne Group, Incorporated*                          1,000       47,000
                                                              -----------
                                                                  154,662
TOBACCO--0.46%
UST, Incorporated                                      2,000       69,750

TRUCKING & SHIPPING--0.58%
USFreightways Corporation                              3,000       87,375
                                                              -----------
                                  TOTAL COMMON STOCK--86.38%
                                           (Cost $9,533,674)   13,001,242
                                                              -----------
PREFERRED STOCK
FINANCIAL SERVICES--0.71%
Conseco Incorporated (Series D) (Convertible)          1,000      106,000

OIL DOMESTIC--0.65%
Unocal Capital Trust (Convertible)                     2,000       97,750
                                                              -----------
                                TOTAL PREFERRED STOCK--1.36%
                                             (Cost $167,289)      203,750
                                                              -----------

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
MANAGED PORTFOLIO, CONTINUED

                                                      FACE
CORPORATE BONDS                                      AMOUNT      VALUE
ENVIRONMENTAL--1.11%
Sanifill Incorporated, 5.00%, 03/01/06
 (Convertible)                                      $100,000  $   166,625
                                                              -----------
                                TOTAL CORPORATE BONDS--1.11%
                                              (Cost $97,306)      166,625
                                                              -----------

COMMERCIAL PAPER
CONSTRUCTION--1.66%
Centex Corporation, 6.55%, 01/06/99                  250,000      249,772

CONTAINERS--1.99%
Crown Cork & Steel Company, Incorporated, 6.10%,
 01/04/99                                            300,000      299,847

ELECTRIC POWER--0.66%
Indiana Michigan Power Company, 6.20%, 01/05/99      100,000       99,931

ENERGY MISCELLANEOUS--2.55%
Penn Fuel Corporation, 6.40%, 01/11/99               385,000      384,315

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE
UTILITY - MISCELLANEOUS--4.08%
Empire District Electric Company, 6.60%, 01/08/99   $300,000  $   299,615
Orange & Rockland Utilities, Incorporated, 6.50%,
 01/07/99                                            314,000      313,659
                                                              -----------
                                                                  613,274
                                                              -----------
                              TOTAL COMMERCIAL PAPER--10.94%
                                           (Cost $1,647,139)    1,647,139
                                                              -----------
                                   TOTAL INVESTMENTS--99.79%
                                          (Cost $11,445,408)   15,018,756
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.21%       32,019
                                                              -----------
                                         NET ASSETS--100.00%  $15,050,775
                                                              -----------
                                                              -----------
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AUTO & TRUCK MANUFACTURERS--0.80%
DaimlerChrysler AG*                                      124  $    11,912
Ford Motor Company                                       500       29,344
General Motors Corporation                               300       21,469
                                                              -----------
                                                                   62,725
BANKS--3.15%
Banc One Corporation                                     660       33,701
BankAmerica Corporation                                  600       36,075
Comerica, Incorporated                                   900       61,369
Dime Bancorp, Incorporated                             1,600       42,300
First Union Corporation                                  400       24,325
Morgan (J.P.) & Company                                  200       21,013
Wells Fargo Company                                      700       27,956
                                                              -----------
                                                                  246,739
BEVERAGES--0.50%
Anheuser-Busch Companies, Incorporated                   600       39,375

CHEMICALS--0.70%
Cabot Corporation                                        600       16,762
Hercules, Incorporated                                   500       13,687
Praxair, Incorporated                                    700       24,675
                                                              -----------
                                                                   55,124
COMMUNICATIONS EQUIPMENT--1.66%
Lucent Technologies, Incorporated                      1,000      110,000
Northern Telecom Limited                                 400       20,050
                                                              -----------
                                                                  130,050
COMPUTER RELATED--2.38%
Cisco Systems, Incorporated*                             900       83,531
Sun Microsystems, Incorporated*                        1,200      102,750
                                                              -----------
                                                                  186,281
COMPUTER SOFTWARE--4.76%
HBO & Company                                            800       22,950
Microsoft Corporation*                                 1,300      180,294
Network Associates, Incorporated*                        750       49,687
Novell, Incorporated*                                  2,100       38,062
Synopsys, Incorporated*                                1,500       81,375
                                                              -----------
                                                                  372,368
CONSTRUCTION--0.40%
Centex Corporation                                       700       31,544

COSMETICS & TOILETRIES--1.40%
Procter & Gamble Company                               1,200      109,575

DIVERSIFIED--1.96%
AlliedSignal, Incorporated                             1,400       62,037
Coltec Industries, Incorporated*                       2,500       48,750
U.S. Industries, Incorporated                          2,300       42,838
                                                              -----------
                                                                  153,625
DRUGS--8.62%
Bristol-Myers Squibb Company                             800      107,050
Pfizer, Incorporated                                   1,000      125,438
Schering-Plough Corporation                            8,000      442,000
                                                              -----------
                                                                  674,488

COMMON STOCK                                         SHARES      VALUE
ELECTRICAL EQUIPMENT--2.01%
General Electric Company                               1,100  $   112,269
York International Corporation                         1,100       44,894
                                                              -----------
                                                                  157,163
ELECTRIC POWER--0.80%
Allegheny Energy, Incorporated                           400       13,800
DTE Energy Company                                       700       30,012
UtiliCorp United, Incorporated                           500       18,344
                                                              -----------
                                                                   62,156
ELECTRONICS/INSTRUMENTS--0.77%
Avnet, Incorporated                                    1,000       60,500

ENVIRONMENTAL--0.87%
Waste Management, Incorporated                         1,450       67,606

EXPLORATION & DRILLING--0.28%
Global Marine Incorporated*                              900        8,269
Tidewater, Incorporated                                  500       11,594
Union Pacific Resources Group, Incorporated              254        2,302
                                                              -----------
                                                                   22,165
FINANCIAL SERVICES--1.97%
Associates First Capital Corporation                     262       11,102
Countrywide Credit Industries, Incorporated            1,400       70,262
Morgan Stanley, Dean Witter, Discover and Company        300       21,300
Reliance Group Holdings, Incorporated                  4,000       51,500
                                                              -----------
                                                                  154,164
FOOD PRODUCERS--1.40%
IBP, Incorporated                                        900       26,212
Interstate Bakeries Corporation                        2,100       55,519
Universal Foods Corporation                            1,000       27,437
                                                              -----------
                                                                  109,168
FOOD RETAILERS--1.81%
Albertson's, Incorporated                                600       38,213
Safeway, Incorporated*                                 1,700      103,594
                                                              -----------
                                                                  141,807
INSURANCE COMPANIES--1.90%
American General Corporation                             300       23,400
CIGNA Corporation                                        600       46,388
Citigroup, Incorporated                                1,600       79,200
                                                              -----------
                                                                  148,988
LEISURE TIME--0.54%
Brunswick Corporation                                  1,700       42,075

MACHINERY & EQUIPMENT--0.60%
Flowserve Corporation                                    900       14,906
Foster Wheeler Corporation                               500        6,594
Pall Corporation                                       1,000       25,313
                                                              -----------
                                                                   46,813

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
MEDICAL PRODUCTS/SUPPLIES--4.36%
Abbott Laboratories                                    2,200  $   107,800
Beckman Coulter, Incorporated                            400       21,700
Bergen Brunswig Corporation (Class A)                  1,750       61,031
Biomet, Incorporated                                   2,500      100,625
Johnson & Johnson                                        600       50,325
                                                              -----------
                                                                  341,481
MEDICAL SERVICES--1.52%
Aetna, Incorporated                                      400       31,450
PacifiCare Health Systems, Incorporated (Class B)*       500       39,750
United Healthcare Corporation                          1,100       47,369
                                                              -----------
                                                                  118,569
NATURAL GAS--0.95%
Enron Corporation                                      1,300       74,181

OIL DOMESTIC--0.51%
Amoco Corporation                                        400       24,150
Kerr-McGee Corporation                                   200        7,650
Murphy Oil Corporation                                   200        8,250
                                                              -----------
                                                                   40,050
OIL INTERNATIONAL--1.14%
Chevron Corporation                                      600       49,763
Elf Aquitaine ADR                                        700       39,637
                                                              -----------
                                                                   89,400
PAPER/FOREST PRODUCTS--0.34%
Caraustar Industries, Incorporated                       400       11,425
Weyerhaeuser Company                                     300       15,244
                                                              -----------
                                                                   26,669
PRINTING/PUBLISHING--0.32%
Banta Corporation                                        900       24,638

PROFESSIONAL SERVICES--0.68%
Service Corporation International                      1,400       53,287

REAL ESTATE/REITS--0.20%
Health & Retirement Property Trust                     1,100       15,469

RETAIL - DISCOUNT--0.15%
Toys "R" Us, Incorporated*                               700       11,812
COMMON STOCK                                         SHARES      VALUE

RETAIL - GENERAL--1.34%
Federated Department Stores, Incorporated*               900  $    39,206
J. C. Penney Company, Incorporated                     1,400       65,625
                                                              -----------
                                                                  104,831
RETAIL - SPECIALTY--0.55%
Officemax, Incorporated*                               1,400       17,150
Tiffany & Company                                        500       25,937
                                                              -----------
                                                                   43,087
SEMICONDUCTORS--1.36%
Intel Corporation                                        900      106,706

STEEL--0.85%
Allegheny Teledyne, Incorporated                       1,000       20,438
LTV Corporation                                        4,000       23,250
USX-U. S. Steel Group                                  1,000       23,000
                                                              -----------
                                                                   66,688
TELECOM - CELLULAR--0.92%
GTE Corporation                                          500       32,500
U S West, Incorporated                                   616       39,809
                                                              -----------
                                                                   72,309
TELEPHONE--0.90%
Alltel Corporation                                       700       41,869
MediaOne Group, Incorporated*                            600       28,200
                                                              -----------
                                                                   70,069
TOBACCO--0.31%
UST, Incorporated                                        700       24,413

TRUCKING & SHIPPING--0.19%
USFreightways Corporation                                500       14,562
                                                              -----------
                                  TOTAL COMMON STOCK--55.87%
                                           (Cost $2,779,351)    4,372,720
                                                              -----------
PREFERRED STOCK
OIL DOMESTIC--0.31%
Unocal Capital Trust (Convertible)                       500       24,438
                                                              -----------
                                TOTAL PREFERRED STOCK--0.31%
                                              (Cost $26,541)       24,438
                                                              -----------

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

                                                      FACE
BONDS AND NOTES                                      AMOUNT      VALUE
GOVERNMENT AGENCIES--12.51%
Federal Home Loan Mortgage Corporation, 7.83%,
 04/13/05                                           $150,000  $   155,056
Federal Home Loan Mortgage Corporation, 7.70%,
 05/17/06                                             80,000       80,759
Federal Home Loan Mortgage Corporation, Pool
 #540341, 9.00%, 09/01/19                              5,106        5,400
Federal Home Loan Mortgage Corporation, Pool
 #360100, 9.00%, 04/01/20                             19,524       20,635
Federal National Mortgage Association, 7.55%,
 04/22/02                                             50,000       53,628
Federal National Mortgage Association, 7.55%,
 06/10/04                                            250,000      252,657
Federal National Mortgage Association, 7.70%,
 04/10/07                                            400,000      410,811
                                                              -----------
                                                                  978,946
U S TREASURY SECURITIES--11.50%
U S Treasury Bonds, 6.00%, 02/15/26                  680,000      742,050
U S Treasury Notes, 5.875%, 02/15/04                 150,000      158,297
                                                              -----------
                                                                  900,347
                                                              -----------
                               TOTAL BONDS AND NOTES--24.01%
                                           (Cost $1,684,163)    1,879,293
                                                              -----------

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE
CHEMICAL - SPECIALTY--3.52%
Eastman Kodak Company, 5.50%, 01/12/99              $276,000  $   275,535

CONSTRUCTION--1.28%
Centex Corporation, 6.55%, 01/06/99                  100,000       99,909

ENERGY/MISCELLANEOUS--4.47%
Penn Fuel Corporation, 6.00%, 01/04/99               350,000      349,824

METAL PRODUCTS--2.51%
Reynolds Metals Company, 5.85%, 01/06/99             197,000      196,840

UTILITY/MISCELLANEOUS--6.66%
Empire District Electric Company, 6.60%, 01/08/99    380,000      379,512
Orange & Rockland Utilities, Incorporated, 6.50%,
 01/07/99                                            142,000      141,846
                                                              -----------
                                                                  521,358
                                                              -----------
                              TOTAL COMMERCIAL PAPER--18.44%
                                           (Cost $1,443,466)    1,443,466
                                                              -----------
                                   TOTAL INVESTMENTS--98.63%
                                           (Cost $5,933,521)    7,719,917
              CASH AND OTHER ASSETS, LESS LIABILITIES--1.37%      107,301
                                                              -----------
                                         NET ASSETS--100.00%  $ 7,827,218
                                                              -----------
                                                              -----------
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                    STATED     MATURITY     FACE
                                                    RATE(%)      DATE      AMOUNT      VALUE
FEDERAL AGENCIES--
Federal Farm Credit Bank                               4.85%    02/01/99  $ 500,000  $  497,912
Federal Home Loan Bank                                 5.10%    01/13/99    271,000     270,538
Federal Home Loan Mortgage Corporation                 5.10%    01/12/99    172,000     171,731
Federal Home Loan Mortgage Corporation                 5.12%    01/04/99    565,000     564,758
Federal Home Loan Mortgage Corporation                 5.10%    01/08/99    122,000     121,879
Federal Home Loan Mortgage Corporation                 5.08%    01/06/99    319,000     318,775
Federal Home Loan Mortgage Corporation                 5.08%    01/14/99    518,000     517,048
Federal Home Loan Mortgage Corporation                 5.10%    01/15/99    580,000     578,848
Federal Home Loan Mortgage Corporation                 5.14%    01/08/99    188,000     187,812
Federal National Mortgage Association                  5.09%    01/21/99    729,000     726,937
Federal National Mortgage Association                  5.14%    01/05/99    340,000     339,806
                                                                                     ----------
                                                     TOTAL FEDERAL AGENCIES--98.67%
                                                                  (Cost $4,296,044)   4,296,044
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.33%      57,776
                                                                                     ----------
                                                                NET ASSETS--100.00%  $4,353,820
                                                                                     ----------
                                                                                     ----------

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  December 31, 1998
--------------------------------------------------------------------------------

                                                                      GROWTH       MANAGED     BALANCED   MONEY MARKET
                                                                     PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
ASSETS
Investments in securities, at value                                 $15,673,777  $15,018,756  $7,719,917   $4,296,044
Cash and cash equivalents                                                33,667       33,402      83,904       64,894
Receivable for:
  Investment securities sold                                                 --           --         945           --
  Dividends                                                              11,681       14,709       3,065           --
  Interest                                                                   85        1,809      31,138          361
  Expense reimbursement                                                     182           --         556        2,753
                                                                    -----------  -----------  ----------  ------------
                                                      TOTAL ASSETS   15,719,392   15,068,676   7,839,525    4,364,052
LIABILITIES
Accrued:
  Investment advisory fee                                                 5,606        5,272       2,777        1,600
  Service fee                                                             2,803        2,636       1,388          800
  Audit fee                                                               3,000        3,000       3,000        3,000
  Shareholder reporting expense                                           2,000        2,000       2,000        2,000
Other liabilities                                                         4,054        4,993       3,142        2,832
                                                                    -----------  -----------  ----------  ------------
                                                 TOTAL LIABILITIES       17,463       17,901      12,307       10,232
                                                                    -----------  -----------  ----------  ------------
                                                        NET ASSETS  $15,701,929  $15,050,775  $7,827,218   $4,353,820
                                                                    -----------  -----------  ----------  ------------
                                                                    -----------  -----------  ----------  ------------
SHARES OUTSTANDING                                                    8,683,588    8,577,638   5,094,868    4,353,820
                                                                    -----------  -----------  ----------  ------------
                                                                    -----------  -----------  ----------  ------------
NET ASSET VALUE PER SHARE                                           $      1.81  $      1.75  $     1.54   $     1.00
                                                                    -----------  -----------  ----------  ------------
                                                                    -----------  -----------  ----------  ------------

STATEMENTS OF OPERATIONS  Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                        GROWTH     MANAGED     BALANCED   MONEY MARKET
                                                                      PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
INVESTMENT INCOME
Dividends                                                             $  145,542  $  176,256  $   49,565           --
Interest                                                                 102,023     118,941     193,296   $  205,046
                                                                      ----------  ----------  ----------  ------------
                                             TOTAL INVESTMENT INCOME     247,565     295,197     242,861      205,046
EXPENSES
Investment advisory fees                                                  63,214      57,632      30,684       16,655
Service fees                                                              31,607      28,816      15,342        8,328
Custody and transaction fees                                              21,597      19,997      17,994        9,355
Directors' fees and expenses                                              10,571      10,571      10,571       10,474
Shareholder reporting expenses                                             2,875       2,875       2,875        2,875
Professional fees                                                          3,379       3,379       3,379        3,379
Registration fees                                                            507         507         507          507
Insurance expenses                                                           375         376         376          376
                                                                      ----------  ----------  ----------  ------------
                                                      TOTAL EXPENSES     134,125     124,153      81,728       51,949
                                            LESS EXPENSES REIMBURSED     (19,150)     (8,529)    (22,488)     (19,062)
                                                                      ----------  ----------  ----------  ------------
                                                        NET EXPENSES     114,975     115,624      59,240       32,887
                                                                      ----------  ----------  ----------  ------------
INVESTMENT INCOME--NET                                                   132,590     179,573     183,621      172,159
                                                                      ----------  ----------  ----------  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain (loss) on investments                                267,352      80,897      67,581           --
  Change in unrealized appreciation of investments                     1,899,902   1,590,285     758,264           --
                                                                      ----------  ----------  ----------  ------------
NET GAIN ON INVESTMENTS                                                2,167,254   1,671,182     825,845           --
                                                                      ----------  ----------  ----------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $2,299,844  $1,850,755  $1,009,466   $  172,159
                                                                      ----------  ----------  ----------  ------------
                                                                      ----------  ----------  ----------  ------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                                               YEAR ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                                 1998           1997
                                                                             -------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                     $     132,590  $     157,371
  Net realized gain (loss) on investments                                          267,352        875,594
  Change in unrealized appreciation                                              1,899,902        641,115
                                                                             -------------  -------------
  Net increase in net assets resulting from operations                           2,299,844      1,674,080
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                          (131,790)      (158,902)
  Capital gains                                                                   (495,322)      (775,516)
                                                                             -------------  -------------
  Total distributions to shareholders                                             (627,112)      (934,418)

CAPITAL SHARE TRANSACTIONS--Net                                                  2,902,281      3,108,985
                                                                             -------------  -------------
TOTAL INCREASE                                                                   4,575,013      3,848,647
NET ASSETS
  Beginning of year                                                             11,126,916      7,278,269
                                                                             -------------  -------------
  End of year                                                                $  15,701,929  $  11,126,916
                                                                             -------------  -------------
                                                                             -------------  -------------

MANAGED PORTFOLIO

                                                                                 YEAR ENDED DECEMBER 31,
                                                                               ---------------------------
                                                                                   1998           1997
                                                                               -------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                       $     179,573  $    156,264
  Net realized gain (loss) on investments                                             80,897       630,123
  Change in unrealized appreciation                                                1,590,285       819,659
                                                                               -------------  ------------
  Net increase in net assets resulting from operations                             1,850,755     1,606,046
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                            (177,776)     (158,852)
  Capital gains                                                                     (251,773)     (513,633)
                                                                               -------------  ------------
  Total distributions to shareholders                                               (429,549)     (672,485)

CAPITAL SHARE TRANSACTIONS--Net                                                    3,846,583     2,576,293
                                                                               -------------  ------------
TOTAL INCREASE                                                                     5,267,789     3,509,854
NET ASSETS
  Beginning of year                                                                9,782,986     6,273,132
                                                                               -------------  ------------
  End of year                                                                  $  15,050,775  $  9,782,986
                                                                               -------------  ------------
                                                                               -------------  ------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                                               --------------------------
                                                                                   1998          1997
                                                                               ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                       $    183,621  $    168,655
  Net realized gain (loss) on investments                                            67,581       350,655
  Change in unrealized appreciation                                                 758,264       332,627
                                                                               ------------  ------------
  Net increase in net assets resulting from operations                            1,009,466       851,937
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                           (185,328)     (168,712)
  Capital gains                                                                    (175,856)     (267,353)
                                                                               ------------  ------------
  Total distributions to shareholders                                              (361,184)     (436,065)

CAPITAL SHARE TRANSACTIONS--Net                                                   1,584,014       898,313
                                                                               ------------  ------------
TOTAL INCREASE                                                                    2,232,296     1,314,185
NET ASSETS
  Beginning of year                                                               5,594,922     4,280,737
                                                                               ------------  ------------
  End of year                                                                  $  7,827,218  $  5,594,922
                                                                               ------------  ------------
                                                                               ------------  ------------

MONEY MARKET PORTFOLIO

                                                                                 YEAR ENDED DECEMBER 31,
                                                                                --------------------------
                                                                                    1998          1997
                                                                                ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                        $    172,159  $    123,016
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                            (172,159)     (123,016)

CAPITAL SHARE TRANSACTIONS--Net                                                    1,533,151       288,794
                                                                                ------------  ------------
TOTAL INCREASE                                                                     1,533,151       288,794
NET ASSETS
  Beginning of year                                                                2,820,669     2,531,875
                                                                                ------------  ------------
  End of year                                                                   $  4,353,820  $  2,820,669
                                                                                ------------  ------------
                                                                                ------------  ------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

GROWTH PORTFOLIO

                                                                          YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                     1998           1997           1996           1995           1994
                                                 -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Year               $    1.60      $    1.45      $    1.27      $    1.04      $    1.08
Investment income--net                                0.02           0.03           0.02           0.02           0.02
Net realized and unrealized gain (loss) on
 investments during the year                          0.27           0.27           0.21           0.27           0.05
                                                 -------------  -------------     ------         ------         ------
               Total from investment operations       0.29           0.30           0.23           0.29           0.07
Less distributions from
  Investment income--net                             (0.02)         (0.03)         (0.02)         (0.02)         (0.02)
  Capital gains                                      (0.06)         (0.12)         (0.03)         (0.04)         (0.09)
                                                 -------------  -------------     ------         ------         ------
                            Total distributions      (0.08)         (0.15)         (0.05)         (0.06)         (0.11)
                                                 -------------  -------------     ------         ------         ------
Net Asset Value, End of Year                     $    1.81      $    1.60      $    1.45      $    1.27      $    1.04
                                                 -------------  -------------     ------         ------         ------
                                                 -------------  -------------     ------         ------         ------
Total return                                         18.62%         20.72%         17.98%         28.50%          6.91%
                                                 -------------  -------------     ------         ------         ------
                                                 -------------  -------------     ------         ------         ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of year (000's omitted)          $  15,702      $  11,127      $   7,278      $   4,781      $   3,037
Ratio of expenses to average net assets (1)           0.87%          0.87%          0.87%          0.87%          0.90%
Ratio of net investment income to average net
 assets                                               1.00%          1.69%          1.84%          1.99%          2.04%
Portfolio turnover rate                              25.75%         45.37%         21.24%         42.06%         46.18%

MANAGED PORTFOLIO

                                                                           YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------
                                                      1998           1997           1996           1995           1994
                                                  -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Year                $    1.56      $    1.37      $    1.21      $    1.00      $    1.11
Investment income--net                                 0.02           0.03           0.03           0.03           0.02
Net realized and unrealized gain (loss) on
 investments during the year                           0.22           0.28           0.19           0.24           --
                                                  -------------     ------         ------         ------         ------
                Total from investment operations       0.24           0.31           0.22           0.27           0.02
Less distributions from
  Investment income--net                              (0.02)         (0.03)         (0.03)         (0.03)         (0.03)
  Capital gains                                       (0.03)         (0.09)         (0.03)         (0.03)         (0.10)
                                                  -------------     ------         ------         ------         ------
                             Total distributions      (0.05)         (0.12)         (0.06)         (0.06)         (0.13)
                                                  -------------     ------         ------         ------         ------
Net Asset Value, End of Year                      $    1.75      $    1.56      $    1.37      $    1.21      $    1.00
                                                  -------------     ------         ------         ------         ------
                                                  -------------     ------         ------         ------         ------
Total return                                          15.85%         22.41%         17.69%         27.19%          1.35%
                                                  -------------     ------         ------         ------         ------
                                                  -------------     ------         ------         ------         ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of year (000's omitted)           $  15,051      $   9,783      $   6,273      $   4,028      $   2,795
Ratio of expenses to average net assets (2)            0.93%          0.93%          0.93%          0.93%          0.98%
Ratio of net investment income to average net
 assets                                                1.44%          1.91%          2.29%          2.57%          2.36%
Portfolio turnover rate                               24.83%         35.08%         20.79%         30.87%         26.26%

(1) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.01%, 1.09%, 1.25%, 1.32% and 1.13% for the years ended December 31, 1998, 1997, 1996, 1995 and 1994, respectively.

(2) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 0.99%, 1.10%, 1.14%, 1.26% and 1.23% for the years ended December 31, 1998, 1997, 1996, 1995 and 1994, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

BALANCED PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------------
                                                       1998           1997           1996           1995           1994
                                                   -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Year                 $    1.39      $    1.27      $    1.18      $    0.99      $    1.06
Investment income--net                                  0.04           0.04           0.04           0.04           0.03
Net realized and unrealized gain (loss) on
 investments during the year                            0.19           0.20           0.10           0.19          (0.03)
                                                      ------         ------         ------         ------         ------
                     Total from investment
 operations                                             0.23           0.24           0.14           0.23           0.00
Less distributions from
  Investment income--net                               (0.04)         (0.05)         (0.04)         (0.04)         (0.03)
  Capital gains                                        (0.04)         (0.07)         (0.01)          --            (0.04)
                                                      ------         ------         ------         ------         ------
                                  Total
 distributions                                         (0.08)         (0.12)         (0.05)         (0.04)         (0.07)
                                                      ------         ------         ------         ------         ------
Net Asset Value, End of Year                       $    1.54      $    1.39      $    1.27      $    1.18      $    0.99
                                                      ------         ------         ------         ------         ------
                                                      ------         ------         ------         ------         ------
Total return                                           16.58%         18.80%         12.23%         22.80%          0.15%
                                                      ------         ------         ------         ------         ------
                                                      ------         ------         ------         ------         ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of year (000's omitted)            $   7,827      $   5,595      $   4,281      $   3,399      $   2,660
Ratio of expenses to average net assets (1)             0.90%          0.90%          0.90%          0.90%          0.96%
Ratio of net investment income to average net
 assets                                                 2.79%          3.43%          3.25%          3.19%          3.34%
Portfolio turnover rate                                14.14%         23.02%         16.71%         15.97%         46.14%

MONEY MARKET PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------------
                                                       1998           1997           1996           1995           1994
                                                   -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Year                 $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
Investment income--net                                  0.05           0.05           0.08           0.05           0.02
                                                      ------         ------         ------         ------         ------
                     Total from investment
 operations                                             0.05           0.05           0.08           0.05           0.02
Less distributions from
  Investment income--net                               (0.05)         (0.05)         (0.08)         (0.05)         (0.02)
                                                      ------         ------         ------         ------         ------
                                  Total
 distributions                                         (0.05)         (0.05)         (0.08)         (0.05)         (0.02)
                                                      ------         ------         ------         ------         ------
Net Asset Value, End of Year                       $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                      ------         ------         ------         ------         ------
                                                      ------         ------         ------         ------         ------
Total return                                            4.65%          4.78%          4.61%          5.11%          3.31%
                                                      ------         ------         ------         ------         ------
                                                      ------         ------         ------         ------         ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of year (000's omitted)            $   4,354      $   2,821      $   2,532      $   2,398      $   2,284
Ratio of expenses to average net assets (2)             0.87%          0.87%          0.87%          0.87%          0.91%
Ratio of net investment income to average net
 assets                                                 4.55%          4.62%          4.51%          5.03%          3.32%

(1) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.24%, 1.30%, 1.48%, 1.37% and 1.25% for the years ended December 31, 1998, 1997, 1996, 1995 and 1994, respectively.

(2) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.37%, 1.23%, 1.22%, 1.21% and 1.14% for the years ended December 31, 1998, 1997, 1996, 1995 and 1994, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  December 31, 1998
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Managed, Balanced and Money Market Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

INVESTMENT VALUATIONS:

GROWTH, MANAGED AND BALANCED PORTFOLIOS
Investments listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

MONEY MARKET PORTFOLIO
Investments are valued at amortized cost (premiums and discounts are amortized on a straight-line basis), which has been determined by the Fund's Board of Directors to closely approximate the fair value of such securities. The Fund intends to maintain a continuous net asset value per share of $1.00, rounded to the nearest cent.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 1998, the Growth Portfolio, Managed Portfolio and the Balanced Portfolio had capital loss carryforwards that will expire in 2006 of approximately $70,000, $24,000 and $14,000, respectively.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund repurchases its shares at net asset value. Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at net asset value. For the Money Market Portfolio, distributions are computed daily and distributed monthly.

EXPENSES:
Operating expenses directly attributable to a portfolio are charged to that portfolio's operations. Expenses of the Fund, which are not directly attributable to the operations of any portfolio, are prorated among all portfolios of the Fund based on the relative net assets of each portfolio.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National.

The investment advisory agreement provides SM&R with a monthly advisory fee based on an annualized rate of 1/2 of 1% of the Fund's average daily net assets. For its fee, SM&R will provide investment advice and, in general, will conduct the management and investments of the Fund.

The administrative service agreement provides SM&R with a monthly service fee based on an annualized rate of 1/4 of 1% of the Fund's average daily net assets. For its fee, SM&R will provide certain administrative services for the Fund.

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

All offering and organization costs were paid by American National. Effective May 1, 1994, SM&R has agreed to reimburse the Fund for expenses of any kind (exclusive of interest, commissions and other expenses incidental to portfolio transactions) which exceed the following percentages of each portfolio's average daily net assets:

Growth        0.87%
Managed       0.93%
Balanced      0.90%
Money Market  0.87%

Prior to May 1, 1994, the reimbursement percentage was 1.50% of each portfolio's average daily net assets.

As of December 31, 1998, SM&R and American National had the following ownership in the Portfolios:

                                                                  AMERICAN NATIONAL            AMERICAN NATIONAL
                                            SM&R                 CORPORATE ACCOUNTS            SEPARATE ACCOUNTS
                                 --------------------------  ---------------------------  ---------------------------
                                              PERCENT OF                   PERCENT OF                   PERCENT OF
                                                SHARES                       SHARES                       SHARES
                                  SHARES      OUTSTANDING      SHARES      OUTSTANDING      SHARES      OUTSTANDING
Growth                             378,834         4.36%      2,660,840        30.64%      5,643,914        65.00%
Managed                            372,468         4.34%      2,612,361        30.46%      5,592,809        65.20%
Balanced                           367,014         7.20%      2,571,632        50.48%      2,156,222        42.32%
Money Market                       336,714         7.73%      2,358,195        54.17%      1,658,911        38.10%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                                       PURCHASES       SALES
Growth                                                $  5,750,232  $  2,952,701
Managed                                               $  5,103,266  $  2,567,109
Balanced                                              $  1,315,592  $    784,395

Gross unrealized appreciation and depreciation as of December 31,1998 were as follows:

                                                       APPRECIATION  DEPRECIATION
Growth                                                 $  4,775,115   $ 740,465
Managed                                                $  4,241,197   $ 667,849
Balanced                                               $  1,971,901   $ 185,505

NOTE 4--CAPITAL STOCK

GROWTH PORTFOLIO

                                                                         YEAR ENDED              YEAR ENDED
                                                                      DECEMBER 31, 1998      DECEMBER 31, 1997
                                                                   -----------------------  --------------------
                                                                     SHARES      AMOUNT      SHARES     AMOUNT
                                                                   ----------  -----------  ---------  ---------
  Sale of capital shares                                            1,744,719  $ 2,975,649  1,626,208  $2,618,935
  Investment income dividends reinvested                               75,309      131,790    101,211    158,902
  Distributions made from net realized gains reinvested               315,491      495,322    493,960    775,516
                                                                   ----------  -----------  ---------  ---------
  Subtotals                                                         2,135,519    3,602,761  2,221,379  3,553,353
  Redemptions of capital shares                                      (413,303)    (700,480)  (269,044)  (444,368)
                                                                   ----------  -----------  ---------  ---------
  Net increase in capital shares outstanding                        1,722,216  $ 2,902,281  1,952,335  $3,108,985
                                                                               -----------             ---------
                                                                               -----------             ---------
  Shares outstanding at beginning of year                           6,961,372               5,009,037
                                                                   ----------               ---------
  Shares outstanding at end of year                                 8,683,588               6,961,372
                                                                   ----------               ---------
                                                                   ----------               ---------
  The components of net assets at December 31, 1998, are as
   follows:
  Capital Stock--8,683,588 shares of $.01 par value outstanding
   (115,000,000 authorized)(par and additional paid-in capital)                $11,737,529
  Accumulated net realized gain (loss) on investments                              (70,250)
  Net unrealized appreciation of investments                                     4,034,650
                                                                               -----------
  Net assets                                                                   $15,701,929
                                                                               -----------
                                                                               -----------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

MANAGED PORTFOLIO

                                                                         YEAR ENDED              YEAR ENDED
                                                                      DECEMBER 31, 1998      DECEMBER 31, 1997
                                                                   -----------------------  --------------------
                                                                     SHARES      AMOUNT      SHARES     AMOUNT
                                                                   ----------  -----------  ---------  ---------
  Sale of capital shares                                            2,507,388  $ 4,170,741  1,754,279  $2,697,284
  Investment income dividends reinvested                              103,963      177,776    103,150    158,852
  Distributions made from net realized gains reinvested               162,434      251,773    333,200    513,633
                                                                   ----------  -----------  ---------  ---------
  Subtotals                                                         2,773,785    4,600,290  2,190,629  3,369,769
  Redemptions of capital shares                                      (461,532)    (753,707)  (508,525)  (793,476)
                                                                   ----------  -----------  ---------  ---------
  Net increase in capital shares outstanding                        2,312,253  $ 3,846,583  1,682,104  $2,576,293
                                                                               -----------             ---------
                                                                               -----------             ---------
  Shares outstanding at beginning of year                           6,265,385               4,583,281
                                                                   ----------               ---------
  Shares outstanding at end of year                                 8,577,638               6,265,385
                                                                   ----------               ---------
                                                                   ----------               ---------
  The components of net assets at December 31, 1998, are as follows:
  Capital Stock--8,577,638 shares of $.01 par value outstanding
   (120,000,000 authorized)(par and additional paid-in capital)                $11,500,950
  Accumulated net realized gain (loss) on investments                              (23,523)
  Net unrealized appreciation of investments                                     3,573,348
                                                                               -----------
  Net assets                                                                   $15,050,775
                                                                               -----------
                                                                               -----------

BALANCED PORTFOLIO

                                                                         YEAR ENDED              YEAR ENDED
                                                                      DECEMBER 31, 1998      DECEMBER 31, 1997
                                                                   -----------------------  --------------------
                                                                     SHARES      AMOUNT      SHARES     AMOUNT
                                                                   ----------  -----------  ---------  ---------
  Sale of capital shares                                            1,000,879  $ 1,484,090    588,279  $ 798,835
  Investment income dividends reinvested                              123,552      185,328    122,255    168,712
  Distributions made from net realized gains reinvested               123,843      175,856    193,156    267,353
                                                                   ----------  -----------  ---------  ---------
  Subtotals                                                         1,248,274    1,845,274    903,690  1,234,900
  Redemptions of capital shares                                      (177,843)    (261,260)  (256,939)  (336,587)
                                                                   ----------  -----------  ---------  ---------
  Net increase in capital shares outstanding                        1,070,431  $ 1,584,014    646,751  $ 898,313
                                                                               -----------             ---------
                                                                               -----------             ---------
  Shares outstanding at beginning of year                           4,024,437               3,377,686
                                                                   ----------               ---------
  Shares outstanding at end of year                                 5,094,868               4,024,437
                                                                   ----------               ---------
                                                                   ----------               ---------
  The components of net assets at December 31, 1998, are as
   follows:
  Capital Stock--5,094,868 shares of $.01 par value outstanding
   (115,000,000 authorized)(par and additional paid-in capital)                $ 6,055,301
  Accumulated net realized gain (loss) on investments                              (14,479)
  Net unrealized appreciation of investments                                     1,786,396
                                                                               -----------
  Net assets                                                                   $ 7,827,218
                                                                               -----------
                                                                               -----------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

MONEY MARKET PORTFOLIO

                                                                         YEAR ENDED              YEAR ENDED
                                                                      DECEMBER 31, 1998      DECEMBER 31, 1997
                                                                   -----------------------  --------------------
                                                                     SHARES      AMOUNT      SHARES     AMOUNT
                                                                   ----------  -----------  ---------  ---------
  Sales of capital shares                                          14,329,299  $14,329,299    420,449  $ 420,449
  Investment income dividends reinvested                              172,322      172,322    123,016    123,016
                                                                   ----------  -----------  ---------  ---------
  Subtotals                                                        14,501,621   14,501,621    543,465    543,465
  Redemptions of capital shares                                    (12,968,470) (12,968,470)  (254,671)  (254,671)
                                                                   ----------  -----------  ---------  ---------
  Net increase in capital shares outstanding                        1,533,151  $ 1,533,151    288,794  $ 288,794
                                                                               -----------             ---------
                                                                               -----------             ---------
  Shares outstanding at beginning of year                           2,820,669               2,531,875
                                                                   ----------               ---------
  Shares outstanding at end of year                                 4,353,820               2,820,669
                                                                   ----------               ---------
                                                                   ----------               ---------
  The components of net assets at December 31, 1998, are as
   follows:
  Capital Stock--4,353,820 shares of $.01 par value outstanding
   (1,050,000,000 authorized)(par and additional paid-in capital)              $ 4,353,820
                                                                               -----------
  Net assets                                                                   $ 4,353,820
                                                                               -----------
                                                                               -----------

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
American National Investment Accounts, Inc.

We have audited the accompanying statements of assets and liabilities of American National Investment Accounts, Inc. (comprised of Growth, Managed, Balanced and Money Market portfolios), including the schedule of investments as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1996 were audited by other auditors whose report dated February 7, 1997, issued an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American National Investment Accounts, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                   Tait, Weller & Baker, CPA

Philadelphia, Pennsylvania
January 29, 1999

                                        AMERICAN
                                        NATIONAL
                                        INVESTMENT
                                        ACCOUNTS
                                        INC.
                                                      / / GROWTH PORTFOLIO
                                                      / / MANAGED PORTFOLIO
                                                      / / BALANCED PORTFOLIO
                                                      / / MONEY MARKET PORTFOLIO

                                                          ANNUAL REPORT
                                                        DECEMBER 31, 1998

                                                     "The discussions and the
                                                     financial statements
                                                     contained herein are
                                                     included for the general
                                                     information of our
                                                     shareholders. This annual
                                                     report is not authorized
                                                     for distribution to
                                                     prospective investors
                                                     unless preceded or
                                                     accompanied by an effective
                                                     prospectus."

                                                 Form 9429
                                                 12/98